Offerings - Offering: 1	May 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (3)
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	136.91
Maximum Aggregate Offering Price	$ 410,730,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 62,882.76
Offering Note
(1) Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement on Form S-8 also covers any additional shares of Common Stock of
DTE Energy Company that may become deliverable pursuant to any anti-dilution provisions of the DTE Energy Company 2025 Long-Term Incentive Plan.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of DTE Energy Common Stock, as quoted on the New York Stock Exchange on May 27, 2025.

(3) This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of DTE Energy Company (the “Registrant”), no par value per share that may be granted under the DTE Energy Company 2025 Long-Term Incentive Plan (the “2025 Plan”) as approved by the
Registrant’s shareholders on May 8, 2025 (the “Effective Date”). Shares of common stock initially reserved for issuance under the 2025 Plan consist of
3,000,000 available shares registered pursuant to this Registration Statement, plus (i) the number of shares of Registrant’s common stock that remained available for new awards under the DTE Energy Company Amended and Restated Long-Term Incentive Plan (the “Prior Plan”) as of the Effective Date
and (ii) the number of shares of the Registrant’s common stock subject to outstanding awards under the Prior Plan that may become available for reuse under the 2025 Plan through lapsed awards under the Prior Plan ((i) and (ii) collectively, the “Prior Plan Carry Forward Shares”). Concurrently with the filing of this Registration Statement, the Registrant is filing a Post-Effective Amendment to certain of its previously filed registration statements on
Form S-8 to reflect the issuance of the Prior Plan Carry Forward Shares under the 2025 Plan.